Description of Business - Schedule of Vessels (Table) (Details)	6 Months Ended
Jun. 30, 2021
Global Ship Lease 54 LLC [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Fleet	GSL
Country of incorporation	Liberia
Vessel Name	CMA CGM Thalassa
Capacity in TEUs	11,040
Year Built	2008
Earliest Charter Expiry Date	4Q25
Laertis Marine LLC [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Fleet	Poseidon
Country of incorporation	Marshall Islands
Vessel Name	UASC Al Khor
Capacity in TEUs	9,115
Year Built	2015
Earliest Charter Expiry Date	1Q22
Penelope Marine LLC [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Fleet	Poseidon
Country of incorporation	Marshall Islands
Vessel Name	Maira XL
Capacity in TEUs	9,115
Year Built	2015
Earliest Charter Expiry Date	2Q22
Telemachus Marine LLC [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Fleet	Poseidon
Country of incorporation	Marshall Islands
Vessel Name	Anthea Y
Capacity in TEUs	9,115
Year Built	2015
Earliest Charter Expiry Date	3Q23
Global Ship Lease 53 LLC [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Fleet	GSL
Country of incorporation	Liberia
Vessel Name	MSC Tianjin
Capacity in TEUs	8,603
Year Built	2005
Earliest Charter Expiry Date	2Q24
Global Ship Lease 52 LLC [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Fleet	GSL
Country of incorporation	Liberia
Vessel Name	MSC Qingdao
Capacity in TEUs	8,603
Year Built	2004
Earliest Charter Expiry Date	2Q24
Global Ship Lease 43 LLC [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Fleet	GSL
Country of incorporation	Liberia
Vessel Name	GSL Ningbo
Capacity in TEUs	8,603
Year Built	2004
Earliest Charter Expiry Date	1Q23
Global Ship Lease 30 Limited [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Fleet
Country of incorporation	Marshall Islands
Vessel Name	GSL Eleni
Capacity in TEUs	7,847
Year Built	2004
Earliest Charter Expiry Date	3Q24(4)
Global Ship Lease 31 Limited [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Fleet
Country of incorporation	Marshall Islands
Vessel Name	GSL Kalliopi
Capacity in TEUs	7,847
Year Built	2004
Earliest Charter Expiry Date	4Q22(4)
Global Ship Lease 32 Limited [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Fleet
Country of incorporation	Marshall Islands
Vessel Name	GSL Grania
Capacity in TEUs	7,847
Year Built	2004
Earliest Charter Expiry Date	4Q22(4)
Alexander Marine LLC [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Fleet	Poseidon
Country of incorporation	Marshall Islands
Vessel Name	Mary
Capacity in TEUs	6,927
Year Built	2013
Earliest Charter Expiry Date	3Q23
Hector Marine LLC [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Fleet	Poseidon
Country of incorporation	Marshall Islands
Vessel Name	Kristina
Capacity in TEUs	6,927
Year Built	2013
Earliest Charter Expiry Date	2Q24
Ikaros Marine LLC [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Fleet	Poseidon
Country of incorporation	Marshall Islands
Vessel Name	Katherine
Capacity in TEUs	6,927
Year Built	2013
Earliest Charter Expiry Date	1Q24
Philippos Marine LLC [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Fleet	Poseidon
Country of incorporation	Marshall Islands
Vessel Name	Alexandra
Capacity in TEUs	6,927
Year Built	2013
Earliest Charter Expiry Date	1Q24
Aristoteles Marine LLC [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Fleet	Poseidon
Country of incorporation	Marshall Islands
Vessel Name	Alexis
Capacity in TEUs	6,882
Year Built	2015
Earliest Charter Expiry Date	1Q24
Menelaos Marine LLC [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Fleet	Poseidon
Country of incorporation	Marshall Islands
Vessel Name	Olivia I
Capacity in TEUs	6,882
Year Built	2015
Earliest Charter Expiry Date	1Q24
Global Ship Lease 48 LLC [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Fleet	GSL
Country of incorporation	Liberia
Vessel Name	CMA CGM Berlioz
Capacity in TEUs	6,621
Year Built	2001
Earliest Charter Expiry Date	4Q25
Leonidas Marine LLC [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Fleet	Poseidon
Country of incorporation	Marshall Islands
Vessel Name	Agios Dimitrios
Capacity in TEUs	6,572
Year Built	2011
Earliest Charter Expiry Date	4Q23
Global Ship Lease 35 LLC [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Fleet
Country of incorporation	Liberia
Vessel Name	GSL Nicoletta
Capacity in TEUs	6,840
Year Built	2002
Earliest Charter Expiry Date	3Q24(6)
Global Ship Lease 36 LLC [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Fleet
Country of incorporation	Liberia
Vessel Name	GSL Christen
Capacity in TEUs	6,840
Year Built	2002
Earliest Charter Expiry Date	3Q23(5)
Global Ship Lease 33 LLC [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Fleet
Country of incorporation	Liberia
Vessel Name	GSL Vinia
Capacity in TEUs	6,080
Year Built	2004
Earliest Charter Expiry Date	3Q24
Global Ship Lease 34 LLC [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Fleet
Country of incorporation	Liberia
Vessel Name	GSL Christel Elisabeth
Capacity in TEUs	6,080
Year Built	2004
Earliest Charter Expiry Date	2Q24
GSL Arcadia LLC [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Fleet	Seven Vessels
Country of incorporation	Liberia
Vessel Name	GSL Arcadia
Capacity in TEUs	6,008
Year Built	2000
Earliest Charter Expiry Date	2Q24
GSL Melita LLC [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Fleet	Seven Vessels
Country of incorporation	Liberia
Vessel Name	tbr GSL Melita (8)
Capacity in TEUs	6,008
Year Built	2001
Earliest Charter Expiry Date	2Q24
GSL Maria LLC [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Fleet	Seven Vessels
Country of incorporation	Liberia
Vessel Name	tbr GSL Maria (8)
Capacity in TEUs	6,008
Year Built	2001
Earliest Charter Expiry Date	3Q24
GSL Violetta LLC [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Fleet	Seven Vessels
Country of incorporation	Liberia
Vessel Name	GSL Violetta
Capacity in TEUs	6,008
Year Built	2000
Earliest Charter Expiry Date	4Q24
GSL Tegea LLC [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Fleet	Seven Vessels
Country of incorporation	Liberia
Vessel Name	GSL Tegea
Capacity in TEUs	6,008
Year Built	2001
Earliest Charter Expiry Date	2Q24
GSL Dorothea LLC [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Fleet	Seven Vessels
Country of incorporation	Liberia
Vessel Name	tbr GSL Dorothea (8)
Capacity in TEUs	6,008
Year Built	2001
Earliest Charter Expiry Date	2Q24
Tasman Marine LLC [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Fleet	Poseidon
Country of incorporation	Marshall Islands
Vessel Name	Tasman
Capacity in TEUs	5,936
Year Built	2000
Earliest Charter Expiry Date	1Q22
Hudson Marine LLC [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Fleet	Poseidon
Country of incorporation	Marshall Islands
Vessel Name	Zim Europe
Capacity in TEUs	5,936
Year Built	2000
Earliest Charter Expiry Date	1Q24(7)
Drake Marine LLC [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Fleet	Poseidon
Country of incorporation	Marshall Islands
Vessel Name	Ian H
Capacity in TEUs	5,936
Year Built	2000
Earliest Charter Expiry Date	2Q24(7)
Hephaestus Marine LLC [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Fleet	Poseidon
Country of incorporation	Marshall Islands
Vessel Name	Dolphin II
Capacity in TEUs	5,095
Year Built	2007
Earliest Charter Expiry Date	1Q22
Zeus One Marine LLC [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Fleet	Poseidon
Country of incorporation	Marshall Islands
Vessel Name	Orca I
Capacity in TEUs	5,095
Year Built	2006
Earliest Charter Expiry Date	2Q24(9)
Global Ship Lease 47 LLC [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Fleet	GSL
Country of incorporation	Liberia
Vessel Name	GSL Château d’If
Capacity in TEUs	5,089
Year Built	2007
Earliest Charter Expiry Date	4Q26(10)
GSL Alcazar Inc. [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Fleet	GSL
Country of incorporation	Marshall Islands
Vessel Name	CMA CGM Alcazar
Capacity in TEUs	5,089
Year Built	2007
Earliest Charter Expiry Date	3Q26(10)
Global Ship Lease 50 LLC [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Fleet	GSL
Country of incorporation	Liberia
Vessel Name	CMA CGM Jamaica
Capacity in TEUs	4,298
Year Built	2006
Earliest Charter Expiry Date	3Q22
Global Ship Lease 49 LLC [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Fleet	GSL
Country of incorporation	Liberia
Vessel Name	CMA CGM Sambhar
Capacity in TEUs	4,045
Year Built	2006
Earliest Charter Expiry Date	3Q22
Global Ship Lease 51 LLC [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Fleet	GSL
Country of incorporation	Liberia
Vessel Name	CMA CGM America
Capacity in TEUs	4,045
Year Built	2006
Earliest Charter Expiry Date	3Q22
Global Ship Lease 42 LLC [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Fleet	GSL
Country of incorporation	Liberia
Vessel Name	GSL Valerie
Capacity in TEUs	2,824
Year Built	2005
Earliest Charter Expiry Date	3Q21
Pericles Marine LLC [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Fleet	Poseidon
Country of incorporation	Marshall Islands
Vessel Name	Athena
Capacity in TEUs	2,762
Year Built	2003
Earliest Charter Expiry Date	2Q24(11)
Aris Marine LLC [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Fleet	Poseidon
Country of incorporation	Marshall Islands
Vessel Name	Maira
Capacity in TEUs	2,506
Year Built	2000
Earliest Charter Expiry Date	1Q23
Aphrodite Marine LLC [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Fleet	Poseidon
Country of incorporation	Marshall Islands
Vessel Name	Nikolas
Capacity in TEUs	2,506
Year Built	2000
Earliest Charter Expiry Date	1Q23
Athena Marine LLC [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Fleet	Poseidon
Country of incorporation	Marshall Islands
Vessel Name	Newyorker
Capacity in TEUs	2,506
Year Built	2001
Earliest Charter Expiry Date	1Q24
Global Ship Lease 38 LLC [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Fleet	GSL
Country of incorporation	Liberia
Vessel Name	Manet
Capacity in TEUs	2,272
Year Built	2001
Earliest Charter Expiry Date	4Q21
Global Ship Lease 40 LLC [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Fleet	GSL
Country of incorporation	Liberia
Vessel Name	Keta
Capacity in TEUs	2,207
Year Built	2003
Earliest Charter Expiry Date	3Q21
Global Ship Lease 41 LLC [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Fleet	GSL
Country of incorporation	Liberia
Vessel Name	Julie
Capacity in TEUs	2,207
Year Built	2002
Earliest Charter Expiry Date	1Q23(12)
Global Ship Lease 45 LLC [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Fleet	GSL
Country of incorporation	Liberia
Vessel Name	Kumasi
Capacity in TEUs	2,207
Year Built	2002
Earliest Charter Expiry Date	3Q21
Global Ship Lease 44 LLC [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Fleet	GSL
Country of incorporation	Liberia
Vessel Name	Marie Delmas
Capacity in TEUs	2,207
Year Built	2002
Earliest Charter Expiry Date	3Q21